Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Columbia Disciplined Core Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Class A
Trading Symbol	AQEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in consumer discretionary, materials and communication services sectors were the top contributors to performance relative to the benchmark.
Allocations
| Sector allocation within the health care, real estate and consumer staples sectors were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance included Tapestry, Inc., Ralph Lauren Corp. and Meta Platforms, Inc.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and consumer staples sectors were the largest detractors to performance relative to the benchmark.
Allocations
| Sector allocation within the materials, financials and utilities sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Broadcom, Inc., Baxter International, Inc. and QUALCOMM, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	11.83	14.57	12.01
Class A (including sales charges)	5.40	13.22	11.35
S&P 500 ® Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,852,043,624
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 29,767,626
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,852,043,624
Total number of portfolio holdings	83
Management services fees (represents 0.62% of Fund average net assets)	$ 29,767,626
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.7%
Microsoft Corp.	5.8%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	2.3%
Citigroup, Inc.	2.2%
Arista Networks, Inc.	2.1%
Booking Holdings, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.7%
Microsoft Corp.	5.8%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	2.3%
Citigroup, Inc.	2.2%
Arista Networks, Inc.	2.1%
Booking Holdings, Inc.	2.1%

Columbia Disciplined Core Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Class C
Trading Symbol	RDCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 178	1.69%

Expenses Paid, Amount	$ 178
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in consumer discretionary, materials and communication services sectors were the top contributors to performance relative to the benchmark.
Allocations
| Sector allocation within the health care, real estate and consumer staples sectors were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance included Tapestry, Inc., Ralph Lauren Corp. and Meta Platforms, Inc.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and consumer staples sectors were the largest detractors to performance relative to the benchmark.
Allocations
| Sector allocation within the materials, financials and utilities sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Broadcom, Inc., Baxter International, Inc. and QUALCOMM, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	11.00	13.72	11.18
Class C (including sales charges)	10.01	13.72	11.18
S&P 500 ® Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,852,043,624
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 29,767,626
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,852,043,624
Total number of portfolio holdings	83
Management services fees (represents 0.62% of Fund average net assets)	$ 29,767,626
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.7%
Microsoft Corp.	5.8%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	2.3%
Citigroup, Inc.	2.2%
Arista Networks, Inc.	2.1%
Booking Holdings, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.7%
Microsoft Corp.	5.8%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	2.3%
Citigroup, Inc.	2.2%
Arista Networks, Inc.	2.1%
Booking Holdings, Inc.	2.1%

Columbia Disciplined Core Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional Class
Trading Symbol	CCRZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 74	0.70%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in consumer discretionary, materials and communication services sectors were the top contributors to performance relative to the benchmark.
Allocations
| Sector allocation within the health care, real estate and consumer staples sectors were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance included Tapestry, Inc., Ralph Lauren Corp. and Meta Platforms, Inc.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and consumer staples sectors were the largest detractors to performance relative to the benchmark.
Allocations
| Sector allocation within the materials, financials and utilities sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Broadcom, Inc., Baxter International, Inc. and QUALCOMM, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	12.17	14.86	12.30
S&P 500 ® Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,852,043,624
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 29,767,626
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 4,852,043,624
Total number of portfolio holdings	83
Management services fees (represents 0.62% of Fund average net assets)	$ 29,767,626
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.7%
Microsoft Corp.	5.8%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	2.3%
Citigroup, Inc.	2.2%
Arista Networks, Inc.	2.1%
Booking Holdings, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.7%
Microsoft Corp.	5.8%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	2.3%
Citigroup, Inc.	2.2%
Arista Networks, Inc.	2.1%
Booking Holdings, Inc.	2.1%

Columbia Disciplined Core Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional 2 Class
Trading Symbol	RSIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in consumer discretionary, materials and communication services sectors were the top contributors to performance relative to the benchmark.
Allocations
| Sector allocation within the health care, real estate and consumer staples sectors were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance included Tapestry, Inc., Ralph Lauren Corp. and Meta Platforms, Inc.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and consumer staples sectors were the largest detractors to performance relative to the benchmark.
Allocations
| Sector allocation within the materials, financials and utilities sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Broadcom, Inc., Baxter International, Inc. and QUALCOMM, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	12.11	14.86	12.32
S&P 500 ® Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,852,043,624
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 29,767,626
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 4,852,043,624
Total number of portfolio holdings	83
Management services fees (represents 0.62% of Fund average net assets)	$ 29,767,626
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are
excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.7%
Microsoft Corp.	5.8%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	2.3%
Citigroup, Inc.	2.2%
Arista Networks, Inc.	2.1%
Booking Holdings, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.7%
Microsoft Corp.	5.8%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	2.3%
Citigroup, Inc.	2.2%
Arista Networks, Inc.	2.1%
Booking Holdings, Inc.	2.1%

Columbia Disciplined Core Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Core Fund
Class Name	Institutional 3 Class
Trading Symbol	CCQYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Disciplined Core Fund (the Fund) for the period of August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in consumer discretionary, materials and communication services sectors were the top contributors to performance relative to the benchmark.
Allocations
| Sector allocation within the health care, real estate and consumer staples sectors were the top three contributing sectors to relative performance.
Individual holdings
| Top individual contributors to relative performance included Tapestry, Inc., Ralph Lauren Corp. and Meta Platforms, Inc.
Top Performance Detractors
Stock selection

I

Selections in the information technology, industrials and consumer staples sectors were the largest detractors to performance relative to the benchmark.
Allocations
| Sector allocation within the materials, financials and utilities sectors were the top three detracting sectors from relative performance.
Individual holdings
| Bottom individual detractors from relative performance included Broadcom, Inc., Baxter International, Inc. and QUALCOMM, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	12.14	14.93	12.38
S&P 500 ® Index	16.33	15.88	13.66

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 4,852,043,624
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 29,767,626
Investment Company, Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 4,852,043,624
Total number of portfolio holdings	83
Management services fees (represents 0.62% of Fund average net assets)	$ 29,767,626
Portfolio turnover for the reporting period	49%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment
makeup
of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	9.7%
Microsoft Corp.	5.8%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	2.3%
Citigroup, Inc.	2.2%
Arista Networks, Inc.	2.1%
Booking Holdings, Inc.	2.1%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	9.7%
Microsoft Corp.	5.8%
Alphabet, Inc., Class A	5.3%
Apple, Inc.	5.2%
Meta Platforms, Inc., Class A	4.9%
Amazon.com, Inc.	3.9%
Visa, Inc., Class A	2.3%
Citigroup, Inc.	2.2%
Arista Networks, Inc.	2.1%
Booking Holdings, Inc.	2.1%